SHARE BASED PAYMENTS (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 10, 2012 2007 stock incentive plan [Member]	Sep. 01, 2012 2007 stock incentive plan [Member]	Nov. 30, 2012 2007 stock incentive plan [Member]	Dec. 31, 2012 2007 stock incentive plan [Member]	Dec. 29, 2008 2007 stock incentive plan [Member]	Jul. 02, 2007 2007 stock incentive plan [Member]	Jun. 07, 2011 2007 and 2011 stock incentive plans [Member]	Mar. 22, 2011 2007 and 2011 stock incentive plans [Member]	Dec. 31, 2011 2007 and 2011 stock incentive plans [Member]	Aug. 23, 2011 2011 stock incentive plan [Member]	Mar. 22, 2011 2011 stock incentive plan [Member]	Jul. 10, 2009 2011 stock incentive plan [Member]	Jul. 20, 2007 2011 stock incentive plan [Member]	Jul. 02, 2007 2011 stock incentive plan [Member]	Nov. 29, 2007 2011 stock incentive plan [Member]	Mar. 18, 2011 2011 stock incentive plan [Member]	Mar. 22, 2011 2011 stock incentive plan [Member] Senior Executive Options [Member]	Dec. 31, 2013 2011 stock incentive plan [Member] Senior Executive Options [Member]	Dec. 31, 2012 2011 stock incentive plan [Member] Senior Executive Options [Member]	Dec. 31, 2011 2011 stock incentive plan [Member] Senior Executive Options [Member]	Sep. 22, 2013 2011 stock incentive plan [Member] Senior Executive Options [Member]	Nov. 30, 2012 2012 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized								17,000,000	12,000,000										2,000,000						6,000,000
Options granted					1,857,538	20,000					2,180,000									600,000					60,000
Options outstanding	14,655,530	16,721,266
Exercise price					$ 0.72	$ 1.11				$ 1.57	$ 2.30		$ 1.15												$ 1.11
Expiration date of options												Mar. 22, 2014											Sep. 22, 2013
Contract life					5 years									10 years
Granted, Weighted average grant-date fair value				$ 0.33						$ 0.75	$ 0.53				$ 0.39	$ 0.22	$ 0.21	$ 0.26
Options vested																								200,000
Options exercisable	13,701,628																			100,000
Options vested and expected to vest	14,654,776																			200,000
Options vested immediately						20,000
Incremental compensation cost							$ 449			$ 314			$ 1,259
Share-based compensation expense	1,251	3,502	4,614										950							35	59	19	1,046
Intrinsic value of options exercised during the period	3	66	54
Fair value of options vested	1,476	3,503	3,664
Unrecognized compensation cost	$ 427
Unrecognized compensation cost, period for recognition	1 year 4 months 21 days